CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ (221,090,508)	$ (115,637,415)	$ 34,914,112
Other comprehensive income:
Foreign currency translation adjustments	5,543,033	3,838,790	18,483,256
Total other comprehensive income	5,543,033	3,838,790	18,483,256
Comprehensive income (loss)	(215,547,475)	(111,798,625)	53,397,368
Comprehensive income (loss) attributable to noncontrolling interest	(148,752,181)	(2,075,866)	7,906,161
Comprehensive income (loss) attributable to Daqo New Energy Corp. shareholders	$ (66,795,294)	$ (109,722,759)	$ 45,491,207